NOTE 1. ORGANIZATION AND PRINCIPLE ACTIVITIES	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPLE ACTIVITIES

Fincera Inc. (the “Company” or “Fincera”) is a holding company whose only business operations are conducted through its wholly owned subsidiary, AutoChina Group Inc. (“ACG”). ACG’s operations consist of 1.) Internet-business and 2.) Property lease and management business. The Company is in the process of winding down its commercial vehicle sales, leasing and support business and insurance agency business. All the business is conducted in the People’s Republic of China (the “PRC” or “China”).

Internet-based business

From February 2012, to October 2014, the Company, established a series of subsidiaries, including Chuang Jin World Investment Limited (“Chuang Jin World”), Hebei Remittance Guarantee Limited (“Hebei Remittance”) and Lian Sheng Investment Co. (“Lian Sheng Investment”). Through its VIEs it also established Beijing One Auto Technology, Dian Fu Bao Investments Limited and Easy Technology Limited. All of these subsidiaries were established to facilitate the Internet-based operations including a new peer-to-peer lending platform called CeraVest, an online payments platform for the transportation industry called CeraPay, and an ecommerce platform called TruShip.

In November 2013 and February 2014, the Company established two wholly-owned subsidiaries called Top Auto International Inc. (“Top Auto”) and First Auto Limited (“First Auto”), which are expected to eventually hold the Company’s Internet-based businesses.

CeraVest, launched at the end of 2014, is a proprietary peer-to-peer (“P2P”) lending platform, through which the Company offers small and medium sized businesses (“SMBs”) short-term, 6-month financing at competitive interest rates. These loans are funded by CeraVest investors, who can invest in notes through the CeraVest platform simply by visiting the platform’s website (www.qingyidai.com), completing the registration process and selecting which notes to invest in. Due to regulatory restrictions under PRC law, the SMBs assign certain individuals to apply for the loans through the platform by signing a borrowing agreement and service agreement, which state that the ownership of the debt may be transferred to CeraVest investors at the Company's option during the six-month loan period and that the interest is established at approximately 8.62% per annum. The loan is guaranteed by the SMBs and 8.5% of the loan is remitted to the Company as a loan deposit recorded as CeraVest security deposits under other payable and accrued liabilities (Note 8).

The debt is transferred, partly or in full, to CeraVest investor through a transfer agreement at a quoted rate of return of approximately 8.62% per annum and the lending period is also six months, which called “CeraVest Fixed”.

In September 2015, the Company launched a flexible term investment product called “CeraVest Flex” in order to give investors more flexibility with respect to the term of their investment, as opposed to the fixed 6-month term of the regular CeraVest product. CeraVest Flex is designed to offer customers the flexibility to add or withdraw funds as they please. It transfers the underlying notes, which are CeraPay receivables, to investors through a transfer agreement at a quoted rate of return of approximately 8.03% per annum. The transferred notes have no specific lending period or maturity date. The investors, once they have purchased these notes, are free to add to or withdraw their investment at any time. The rate of return is fixed regardless of the holding period. The Company adjusts the size of the underlying pool of CeraPay receivables according to the total amount of investment in CeraVest Flex. All of the foregoing is reflected in the applicable transfer agreement.

No clauses in the transfer agreement require the Company to repurchase any default loans. However, the Company voluntarily commits to assist the investors to eliminate their investment risks, and preserve the principal and the stated interest.

CeraPay is our proprietary online payments platform that operates on our own closed-loop network. The platform’s website is www.dianfubao.com. Having features similar to a credit card, CeraPay is free for users to use as long as any outstanding balances are paid in full each month. The Company charges transaction fees to merchants in the network.

TruShip launched in December 2015, is our online ecommerce platform run by Beijing One Auto Technology whereby trucking industry merchants, such as dealerships and leasing companies, can establish an online store-front and conveniently conduct sales transactions through CeraPay. The platform’s website is www.che001.com. The platform charges approximately 0.2% facilitation fees to the online registered stores for each successful transaction conducted with the customers.

Property lease and management business

We own and lease out office space in the Kai Yuan Finance Center, which is a 54 story large-scale commercial building with hotel, office and ancillary facilities, erected on a land parcel with a site area of approximately 10,601 square meters in the central business district of Shijiazhuang, China. We own floors 5 to 11 and 13 to 27, which comprises a total gross floor area of approximately 62,972 square meters. Our corporate headquarters occupies floors 26 and 27 and we lease out the space that we do not occupy (approximately 56,092 square meters).

Discontinued Operations

The Company has discontinued its commercial vehicle sales, leasing and support business, which includes its insurance agency business. Accordingly, the activities of the Company’s commercial vehicle sales, leasing and support business and its insurance agency business have been segregated and reported as discontinued operations for all periods presented. Summarized financial data for the businesses classified as discontinued operations are provided in Note 3 – Discontinued Operations.